SCHEDULE OF INCOME TAX PROVISION (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Income tax (expense) benefit	$ (129,132)	$ (129,841)
UNITED STATES
Loss before Income taxes	(1,874,914)	(2,790,407)
Taxes under statutory US tax rates	(393,732)	(585,986)
Increase (decrease) in valuation allowance	306,682	556,521
Foreign tax rate differential	(55,358)	(60,316)
Prior period adjustment	76,194	81,599
Other	66,214	8,182
Income tax (expense) benefit